Income Tax - Summary Of Temporary Difference Unused Tax Losses And Unused Tax Credits (Parenthetical) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
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Deferred tax liabilities	$ 91,972	$ 87,408
Deferred tax assets	9,293	48,216
Deferred tax liability (asset)	$ 82,700	$ 39,200